Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Loss for the period	$ (46,563)	$ (34,121)
Depreciation	275	247
Share-based compensation expense	5,787	5,848
Finance income	(7,843)	(8,616)
Finance expense	242	373
Movement of expected credit loss	(12)	(24)
Foreign exchange loss/(gain)	616	(1,613)
Movement in working capital	564	(1,533)
Cash flows used in operating activities	(46,934)	(39,439)
Finance expense paid	(166)	(460)
Finance income received	10,763	8,677
Net cash used in operating activities	(36,337)	(31,222)
Cash flows from investing activities
Purchase of property, plant and equipment	(101)	(102)
Proceeds from sale of other financial assets	0	19,585
Proceeds from redemptions and disposals of marketable securities	25,866	17,849
Cash flows from investing activities	25,765	37,332
Cash flows from financing activities
Proceeds from share issuances	118,314	150,000
Transaction costs from share issuances	(6,263)	(10,152)
Payment of lease liability	(211)	(129)
Net cash flows from financing activities	111,840	139,719
Net increase in cash and cash equivalents	101,268	145,829
Cash and cash equivalents at the beginning of the period	246,251	100,791
Impact of foreign exchange on cash and cash equivalents	(2,431)	3,034
Cash and cash equivalents at the end of the period	$ 345,088	$ 249,654